Warrant liabilities, Government Warrants - ECARX Warrants in connection with the Merger (Details)	1 Months Ended
	Dec. 31, 2022 decimal	Dec. 31, 2023 $ / shares decimal ¥ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Dec. 31, 2022 ¥ / shares
ECARX Warrants
Warrant liabilities
Number of warrants issued (in shares)		23,871,971
ECARX Public Warrants
Warrant liabilities
Number of warrants issued (in shares)		14,999,971
Number of days after the completion of the Merger for commencement of exercise of warrants	30 days
Exercise price of warrants | $ / shares		$ 11.50
Warrant term		5 years
ECARX Private Warrants
Warrant liabilities
Number of warrants issued (in shares)		8,872,000
Risk-free rate of return (%) | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input		0.0393		0.0399
Volatility | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input		0.2950		0.0699
Expected dividend yield | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input		0.000		0.000
Expected term | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input | decimal	5.0	4.0
Fair value of the underlying ordinary shares (in USD or RMB per share) | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input		22.44	7.99		55.11